LEASES (Schedule of Non-Cancelable Future Minimum Payments Under Operating Leases) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancelable minimum operating lease rentals	₪ 372	₪ 578
2019 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancelable minimum operating lease rentals	76	100
2020-2021 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancelable minimum operating lease rentals	114
2022-2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancelable minimum operating lease rentals	87	100
2024-2025 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancelable minimum operating lease rentals	51	52
2026-2027 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancelable minimum operating lease rentals	18	13
2028 and thereafter [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancelable minimum operating lease rentals	₪ 26	19
2018 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancelable minimum operating lease rentals		158
2020 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancelable minimum operating lease rentals		77
2021 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancelable minimum operating lease rentals		₪ 59